Intangible Assets, net - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Weighted- Average Amortization Period (Years)	9 years 2 months 12 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 3,830	$ 3,734
Total Gross Carrying Amount	4,075	3,979
Amortization
Accumulated Amortization	2,700	2,566
Intangible assets, net
Net Carrying Amount	1,130	1,168
Total Net Book Value	$ 1,375	1,413
Minimum
Intangible assets, net
Estimated Life (Years)	6 years
Maximum
Intangible assets, net
Estimated Life (Years)	15 years
Trademarks
Intangible assets - Gross carrying amount
Gross Carrying Amount, Unamortized	$ 245	245
Customer relationships
Intangible assets, net
Weighted- Average Amortization Period (Years)	15 years 6 months
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 2,303	2,298
Amortization
Accumulated Amortization	1,464	1,349
Intangible assets, net
Net Carrying Amount	$ 838	949
Customer relationships | Minimum
Intangible assets, net
Estimated Life (Years)	2 years
Customer relationships | Maximum
Intangible assets, net
Estimated Life (Years)	20 years
Computer software and game library
Intangible assets, net
Weighted- Average Amortization Period (Years)	6 years 3 months 18 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 887	918
Amortization
Accumulated Amortization	809	809
Intangible assets, net
Net Carrying Amount	$ 78	109
Computer software and game library | Minimum
Intangible assets, net
Estimated Life (Years)	3 years
Computer software and game library | Maximum
Intangible assets, net
Estimated Life (Years)	14 years
Trademarks
Intangible assets, net
Weighted- Average Amortization Period (Years)	14 years 2 months 12 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 184	185
Amortization
Accumulated Amortization	119	106
Intangible assets, net
Net Carrying Amount	$ 65	80
Trademarks | Minimum
Intangible assets, net
Estimated Life (Years)	1 year
Trademarks | Maximum
Intangible assets, net
Estimated Life (Years)	20 years
Developed technologies
Intangible assets, net
Weighted- Average Amortization Period (Years)	6 years 1 month 6 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 283	233
Amortization
Accumulated Amortization	222	216
Intangible assets, net
Net Carrying Amount	$ 61	17
Developed technologies | Minimum
Intangible assets, net
Estimated Life (Years)	2 years
Developed technologies | Maximum
Intangible assets, net
Estimated Life (Years)	15 years
Licenses
Intangible assets, net
Weighted- Average Amortization Period (Years)	3 years 8 months 12 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 133	65
Amortization
Accumulated Amortization	55	58
Intangible assets, net
Net Carrying Amount	$ 78	6
Licenses | Minimum
Intangible assets, net
Estimated Life (Years)	3 years
Licenses | Maximum
Intangible assets, net
Estimated Life (Years)	23 years
Other
Intangible assets, net
Weighted- Average Amortization Period (Years)	7 years 10 months 24 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 40	35
Amortization
Accumulated Amortization	31	28
Intangible assets, net
Net Carrying Amount	$ 9	$ 7
Other | Minimum
Intangible assets, net
Estimated Life (Years)	2 years
Other | Maximum
Intangible assets, net
Estimated Life (Years)	17 years